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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Echo Point Investment Management, LLC
                 -------------------------------------
   Address:      One Tower Bridge
                 -------------------------------------
                 100 Front Street, Suite 1230
                 -------------------------------------
                 West Conshohocken, PA 19428
                 -------------------------------------

Form 13F File Number: 028-14149
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen M. Wellman
         -------------------------------------------------
Title:   Chief Operating Officer, Chief Compliance Officer
         -------------------------------------------------
Phone:   (610) 234-4212
         -------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Stephen M. Wellman      West Conshohocken, PA    April 30, 2012
   ---------------------------    ---------------------    --------------
           [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 28 (data records)
                                        --------------------

Form 13F Information Table Value Total: $71,349 (x1000)
                                        --------------------
                                            (thousands)

List of Other Included Managers:

    No.       Form 13F File Number         Name

    01        028-11931                    Old Mutual (US) Holdings Inc.
    ------        -----------------        ---------------------------------
    02        028-12567                    Mercer Global Investments, Inc.
    ------        -----------------        ---------------------------------

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
                                                          VALUE   SHARES/ SH/ PUT/ INVSTMT              ---VOTING AUTHORITY---
NAME OF ISSUER               -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-    SOLE    SHARED   NONE
UBS AG                       SHS NEW          H89231338        2      131 SH       Defined     01          131       0        0
ABB LTD                      SPONSORED ADR    000375204        2       87 SH       Defined     01           87       0        0
AMERICA MOVIL SAB DE CV      SPON ADR L SHS   02364W105     9772   393573 SH       Defined     01       382125       0    11448
AMERICA MOVIL SAB DE CV      SPON ADR L SHS   02364W105     5040   202965 SH       Other       01 02    202965       0        0
BHP BILLITON LTD             SPONSORED ADR    088606108        2       24 SH       Defined     01           24       0        0
BRITISH AMERN TOB PLC        SPONSORED ADR    110448107        2       23 SH       Defined     01           23       0        0
CRH PLC                      ADR              12626K203        2       84 SH       Defined     01           84       0        0
CAMECO CORP                  COM              13321L108        1       65 SH       Defined     01           65       0        0
COCA COLA HELLENIC BTTLG CO  SPONSORED ADR    1912EP104      628    32236 SH       Defined     01        32236       0        0
CGG VERITAS                  SPONSORED ADR    204386106        2       51 SH       Defined     01           51       0        0
ENI S P A                    SPONSORED ADR    26874R108        2       36 SH       Defined     01           36       0        0
GILDAN ACTIVEWEAR INC        COM              375916103        2       61 SH       Defined     01           61       0        0
HSBC HLDGS PLC               SPON ADR NEW     404280406        1       31 SH       Defined     01           31       0        0
ICICI BK LTD                 ADR              45104G104      270     7736 SH       Defined     01           36       0     7700
ISHARES TR                   S&P GBL HLTHCR   464287325        2       26 SH       Defined     01           26       0        0
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106     9838   512658 SH       Defined     01       497777       0    14881
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106     5064   263910 SH       Other       01 02    263910       0        0
NIDEC CORP                   SPONSORED ADR    654090109        2       67 SH       Defined     01           67       0        0
NOVO-NORDISK A S             ADR              670100205        2       18 SH       Defined     01           18       0        0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG   71654V101     8846   346087 SH       Defined     01       335838       0    10249
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG   71654V101     4602   180037 SH       Other       01 02    180037       0        0
POTASH CORP SASK INC         COM              73755L107        2       33 SH       Defined     01           33       0        0
PRUDENTIAL PLC               ADR              74435K204        2       84 SH       Defined     01           84       0        0
SASOL LTD                    SPONSORED ADR    803866300        1       26 SH       Defined     01           26       0        0
SYNGENTA AG                  SPONSORED ADR    87160A100        2       23 SH       Defined     01           23       0        0
TENARIS S A                  SPONSORED ADR    88031M109        1       38 SH       Defined     01           38       0        0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209    19120   424327 SH       Defined     01       414247       0    10080
TEVA PHARMACEUTICAL INDS LTD ADR              881624209     8137   180581 SH       Other       01 02    180581       0        0